Allowance for Credit Losses (Portfolio Credit Quality) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loan portfolio by credit quality indicator
2022	$ 3,048,975
2021	2,081,483	$ 3,641,975
2020	988,625	1,540,327
2019	543,277	885,554
2018	468,848	616,037
2017/Prior	299,395	241,896
Prior		283,362
Total loans	7,430,603	7,209,151
Commercial, financial and agricultural
Loan portfolio by credit quality indicator
Total loans	4,373,373	4,497,444
Commercial, financial and agricultural | Domestic | Commercial.
Loan portfolio by credit quality indicator
2022	766,789
2021	525,241	1,154,047
2020	97,498	168,461
2019	35,917	78,434
2018	43,841	58,577
2017/Prior	29,468	37,178
Prior		5,155
Total loans	1,498,754	1,501,852
Commercial, financial and agricultural | Domestic | Commercial. | Pass
Loan portfolio by credit quality indicator
2022	736,462
2021	524,879	1,041,763
2020	96,401	167,691
2019	35,917	77,579
2018	43,792	58,439
2017/Prior	29,464	37,104
Prior		5,144
Total loans	1,466,915	1,387,720
Commercial, financial and agricultural | Domestic | Commercial. | Special Review
Loan portfolio by credit quality indicator
2022	377
2021	213	74,559
2020		497
2019		139
2018		81
Total loans	590	75,276
Commercial, financial and agricultural | Domestic | Commercial. | Watch List - Pass
Loan portfolio by credit quality indicator
2021		33,920
Prior		10
Total loans		33,930
Commercial, financial and agricultural | Domestic | Commercial. | Watch List - Substandard
Loan portfolio by credit quality indicator
2022	161
2021	149	3,581
2020	143	273
2019		716
2018	49	57
Prior		1
Total loans	502	4,628
Commercial, financial and agricultural | Domestic | Commercial. | Watch List - Doubtful
Loan portfolio by credit quality indicator
2022	29,789
2021		224
2020	954
2017/Prior	4	74
Total loans	30,747	298
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial
Loan portfolio by credit quality indicator
2022	833,401
2021	584,381	1,021,054
2020	511,194	780,449
2019	232,633	292,569
2018	325,214	420,801
2017/Prior	81,295	98,606
Prior		97,577
Total loans	2,568,118	2,711,056
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Pass
Loan portfolio by credit quality indicator
2022	811,117
2021	584,134	1,001,335
2020	456,200	680,777
2019	232,537	288,333
2018	325,214	417,353
2017/Prior	81,295	96,096
Prior		97,119
Total loans	2,490,497	2,581,013
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Special Review
Loan portfolio by credit quality indicator
2022	2,855
2021		929
2020	842	1,292
2018		3,448
2017/Prior		61
Total loans	3,697	5,730
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Watch List - Pass
Loan portfolio by credit quality indicator
2022	17,060
2021	247	18,790
2020		44,059
2017/Prior		94
Prior		1
Total loans	17,307	62,944
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Watch List - Substandard
Loan portfolio by credit quality indicator
2022	2,275
2020	54,152	54,097
2019	96	3,899
2017/Prior		2,355
Prior		456
Total loans	56,523	60,807
Commercial, financial and agricultural | Domestic | Commercial real estate: farmland & commercial | Watch List - Doubtful
Loan portfolio by credit quality indicator
2022	94
2020		224
2019		337
Prior		1
Total loans	94	562
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily
Loan portfolio by credit quality indicator
2022	127,797
2021	87,469	133,152
2020	59,035	40,897
2019	12,026	78,609
2018	5,490	10,632
2017/Prior	14,684	14,217
Prior		7,029
Total loans	306,501	284,536
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | Pass
Loan portfolio by credit quality indicator
2022	127,680
2021	87,469	133,152
2020	59,035	40,766
2019	12,026	78,609
2018	5,490	10,632
2017/Prior	14,684	14,217
Prior		7,029
Total loans	306,384	284,405
Commercial, financial and agricultural | Domestic | Commercial real estate: multifamily | Watch List - Doubtful
Loan portfolio by credit quality indicator
2022	117
2021
2020		131
2019
2018
2017/Prior
Prior
Total loans	117	131
Obligations of states and political subdivisions
Loan portfolio by credit quality indicator
Total loans	1,989,669	1,668,113
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development
Loan portfolio by credit quality indicator
2022	933,657
2021	666,754	967,431
2020	173,918	335,593
2019	175,106	308,884
2018	35,069	37,124
2017/Prior	5,165	16,642
Prior		2,439
Total loans	1,989,669	1,668,113
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Pass
Loan portfolio by credit quality indicator
2022	913,675
2021	666,347	966,946
2020	173,824	312,389
2019	174,897	308,673
2018	35,069	37,124
2017/Prior	5,165	16,642
Prior		2,439
Total loans	1,968,977	1,644,213
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Special Review
Loan portfolio by credit quality indicator
2021
2020
2019	209	211
2018
2017/Prior
Prior
Total loans	209	211
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Watch List - Pass
Loan portfolio by credit quality indicator
2020		23,100
Total loans		23,100
Obligations of states and political subdivisions | Domestic | Commercial Real Estate: other construction and land development | Watch List - Doubtful
Loan portfolio by credit quality indicator
2022	19,982
2021	407	485
2020	94	104
Total loans	20,483	589
Real estate - mortgage
Loan portfolio by credit quality indicator
Total loans	865,994	867,831
Real estate - mortgage | Domestic | Residential: first lien
Loan portfolio by credit quality indicator
2022	138,848
2021	82,826	128,798
2020	49,591	52,812
2019	40,985	57,352
2018	33,814	49,259
2017/Prior	79,660	29,599
Prior		85,838
Total loans	425,724	403,658
Real estate - mortgage | Domestic | Residential: first lien | Pass
Loan portfolio by credit quality indicator
2022	138,771
2021	82,466	128,742
2020	49,591	52,725
2019	40,985	57,249
2018	33,814	49,259
2017/Prior	79,660	29,477
Prior		85,838
Total loans	425,287	403,290
Real estate - mortgage | Domestic | Residential: first lien | Watch List - Substandard
Loan portfolio by credit quality indicator
2021	360	56
2019		103
2017/Prior		122
Total loans	360	281
Real estate - mortgage | Domestic | Residential: first lien | Watch List - Doubtful
Loan portfolio by credit quality indicator
2022	77
2020		87
Total loans	77	87
Real estate - mortgage | Domestic | Residential Junior Lien
Loan portfolio by credit quality indicator
2022	92,256
2021	109,127	130,629
2020	91,130	123,062
2019	41,273	59,113
2018	21,975	30,603
2017/Prior	84,509	40,855
Prior		79,911
Total loans	440,270	464,173
Real estate - mortgage | Domestic | Residential Junior Lien | Pass
Loan portfolio by credit quality indicator
2022	92,256
2021	108,815	130,629
2020	91,130	123,062
2019	41,273	59,113
2018	21,975	30,603
2017/Prior	84,509	40,855
Prior		79,911
Total loans	439,958	464,173
Real estate - mortgage | Domestic | Residential Junior Lien | Watch List - Doubtful
Loan portfolio by credit quality indicator
2021	312
Total loans	312
Consumer
Loan portfolio by credit quality indicator
Total loans	41,592	40,966
Consumer | Domestic
Loan portfolio by credit quality indicator
2022	31,962
2021	6,603	32,053
2020	897	5,693
2019	489	1,370
2018	28	189
2017/Prior	1,613	9
Prior		1,652
Total loans	41,592	40,966
Consumer | Domestic | Pass
Loan portfolio by credit quality indicator
2022	31,962
2021	6,603	32,053
2020	897	5,693
2019	489	1,370
2018	28	189
2017/Prior	1,613	9
Prior		1,652
Total loans	41,592	40,966
Foreign.
Loan portfolio by credit quality indicator
Total loans	159,975	134,797
Foreign. | Foreign
Loan portfolio by credit quality indicator
2022	124,265
2021	19,082	74,811
2020	5,362	33,360
2019	4,848	9,223
2018	3,417	8,852
2017/Prior	3,001	4,790
Prior		3,761
Total loans	159,975	134,797
Foreign. | Foreign | Pass
Loan portfolio by credit quality indicator
2022	124,265
2021	19,082	74,811
2020	5,362	33,360
2019	4,848	9,223
2018	3,417	8,852
2017/Prior	3,001	4,790
Prior		3,761
Total loans	$ 159,975	$ 134,797